Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2021
Fidelity Freedom Blend 2030 Fund - Premier Class
Bar Chart Table:
Annual Return 2022	(17.35%)
Annual Return 2023	15.55%